Current and long-term debt (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Schedule of Detailed Information about Current and Long-term Debt	The following is a roll forward of the activity within debt (current and non-current), by facility, for the six months ended June 30, 2021:

		Activity				Balance as of June 30, 2021 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2020	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of June 30, 2021	Current	Non-Current
KEXIM Credit Facility	$15,932	$—	$(15,932)	$—	$—	$—	$—
ING Credit Facility	191,348	2,128	(161,090)	—	32,386	16,354	16,032
2018 NIBC Credit Facility	31,066	—	(31,066)	—	—	—	—
Credit Agricole Credit Facility	80,676	—	(4,283)	371	76,764	7,862	68,902
ABN AMRO / K-Sure Credit Facility	40,587	—	(1,926)	344	39,005	3,190	35,815
Citibank / K-Sure Credit Facility	84,478	—	(4,208)	871	81,141	81,141	—
ABN / SEB Credit Facility	97,856	—	(21,692)	—	76,164	10,117	66,047
Hamburg Commercial Credit Facility	40,315	—	(1,645)	—	38,670	3,292	35,378
Prudential Credit Facility	50,378	—	(2,773)	—	47,605	5,546	42,059
2019 DNB / GIEK Credit Facility	52,563	—	(3,556)	—	49,007	7,113	41,894
BNPP Sinosure Credit Facility	94,733	1,915	(5,167)	—	91,481	10,334	81,147
2020 $225 Million Credit Facility	208,890	—	(10,501)	—	198,389	21,001	177,388
2021 $21.0 Million Credit Facility	—	21,000	(585)	—	20,415	2,340	18,075
Ocean Yield Lease Financing	137,399	—	(5,515)	90	131,974	11,213	120,761
BCFL Lease Financing (LR2s)	83,974	3,814	(5,228)	258	82,818	10,529	72,289
CSSC Lease Financing	136,949	—	(5,464)	(254)	131,231	11,418	119,813
CSSC Scrubber Lease Financing	4,443	—	(1,960)	—	2,483	2,352	131
BCFL Lease Financing (MRs)	77,748	5,779	(7,100)	—	76,427	15,244	61,183
2018 CMBFL Lease Financing	124,993	—	(6,504)	—	118,489	13,007	105,482
$116.0 Million Lease Financing	103,801	1,926	(4,840)	—	100,887	10,315	90,572
AVIC Lease Financing	119,732	—	(6,663)	—	113,069	13,327	99,742
China Huarong Lease Financing	110,250	10,000	(8,417)	—	111,833	16,833	95,000
$157.5 Million Lease Financing	123,800	—	(7,071)	—	116,729	14,143	102,586
COSCO Lease Financing	68,750	—	(3,850)	—	64,900	7,700	57,200
2020 CMBFL Lease Financing	44,573	—	(1,621)	—	42,952	3,242	39,710

2020 TSFL Lease Financing	47,250	—	(1,661)	—	45,589	3,321	42,268
2020 SPDBFL Lease Financing	96,500	—	(6,125)	—	90,375	6,496	83,879
2021 AVIC Lease Financing	—	96,352	(1,808)	—	94,544	7,252	87,292
2021 CMBFL Lease Financing	—	79,050	(1,225)	—	77,825	6,520	71,305
2021 TSFL Lease Financing	—	57,663	(1,096)	—	56,567	4,380	52,187
2021 CSSC Lease Financing	—	57,400	(877)	—	56,523	5,262	51,261
IFRS 16 - Leases - 7 Handymax	2,247	—	(1,879)	(368)	—	—	—
IFRS 16 - Leases - 3 MR	36,936	—	(3,765)	—	33,171	7,895	25,276
$670.0 Million Lease Financing	593,291	—	(23,030)	—	570,261	47,130	523,131
Unsecured Senior Notes Due 2025	28,100	30,551	—	6	58,657	—	58,657
Convertible Notes Due 2022	140,713	—	—	(74,188)	66,525	66,525	—
Convertible Notes Due 2025	—	119,419	—	76,844	196,263	—	196,263
	$3,070,271	$486,997	$(370,123)	$3,974	$3,191,119	$452,394	$2,738,725
Less: deferred financing fees and prepaid interest	(22,471)	(8,800)	—	1,102	(30,169)	(6,667)	(23,502)
Total	$3,047,800	$478,197	$(370,123)	$5,076	$3,160,950	$445,727	$2,715,223
(1)    Relates to non-cash accretion or amortization of (i) debt or lease obligations assumed as part of the 2017 merger with Navig8 Product Tankers Inc. ("NPTI"), which were recorded at fair value on the closing dates, (ii) amortization and write-offs of deferred financing fees, (iii) accretion of our Convertible Notes due 2022 and Convertible Notes due 2025 of $2.9 million and $2.5 million, respectively, and (iv) the impact of the 2021 Convertible Notes Exchanges (described below) whereby the amounts in the above table reflect the carrying amounts of the debt portions of each of the Convertible Notes due 2022 and Convertible Notes due 2025 that were exchanged.
The following table summarizes our financial expenses for the six months ended June 30, 2021 and 2020, respectively.

	For the six months ended June 30,
In thousands of U.S. dollars	2021	2020
Interest expense on debt, net of capitalized interest (1)	$57,888	$74,186
Write-off of deferred financing fees	1,326	313
Accretion of convertible notes	5,384	4,565
Amortization of deferred financing fees	3,689	3,086
Accretion of premiums and discounts on assumed debt	1,686	1,742
Total financial expenses	$69,973	$83,892

(1) The decrease in interest expense, net of capitalized interest for the six months ended June 30, 2021, was primarily attributable to a decrease in LIBOR rates as compared to the six months ended June 30, 2020. The onset of the COVID-19 pandemic in March 2020 triggered a collapse in short term LIBOR rates, which underpin all of our variable rate borrowings. The collapse in LIBOR rates occurred subsequent to when the variable interest was set for most of our borrowings during the six months ended June 30, 2020, thus resulting in the decrease as compared to the six months ended June 30, 2021.
Schedule of detailed information about accreted principal amount
The Accreted Principal Amount feature will accrete over the term of the Convertible Notes due 2025 under the effective interest method and recorded as part of financial expenses. The following table sets forth the Accreted Principal Amount per $1,000 principal amount of the Convertible Notes due 2025 per the indenture as of the specified dates during the period from the issue date through the maturity date:

Date	Accreted Principal Amount
March 25, 2021	$100.0000
May 15, 2021	$100.7125
November 15, 2021	$103.3669
May 15, 2022	$106.1308
November 15, 2022	$109.0087
May 15, 2023	$112.0053
November 15, 2023	$115.1255
May 15, 2024	$118.3744
November 15, 2024	$121.7574
May 15, 2025	$125.2798